Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Schedule of Earnings Per Share [Abstract]
Profit attributable to ordinary shareholders - basic and diluted	£ 1,942	£ 1,900	£ 2,075
Weighted average number of ordinary shares in issue - basic	71,053	71,257	72,025
Adjustment for share options and awards	663	612	670
Weighted average number of ordinary shares in issue - diluted	71,716	71,869	72,695
Basic earnings per share	£ 0.027	£ 0.026	£ 0.029
Diluted earnings per share	£ 0.027	£ 0.026	£ 0.029